Commitments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total payment obligation	€ 802	€ 1,013
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for these non-cancellable lease contracts	72	197
Within five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for these non-cancellable lease contracts	€ 36	€ 55